Share Capital (Narrative) (Details)	3 Months Ended												9 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($) item	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2013 USD ($) item	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Exercisable After First Year [member]	Dec. 31, 2013 Share Capital [Member] USD ($)	Dec. 31, 2013 Paid In Surplus [Member] USD ($)	Dec. 31, 2013 Retained Earnings [Member] USD ($)	Dec. 31, 2012 Retained Earnings [Member] USD ($)	Dec. 31, 2011 Retained Earnings [Member] USD ($)	Dec. 31, 2013 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2013 Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2013 Performance Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD
Class of Stock [Line Items]
Common Stock, No Par Value
Stock Repurchased and Retired During Period, Value														$ 2,000,000				$ 2,000,000	$ (2,000,000)
Common Shares Cancelled, Shares														767,327
Dividends, Common Stock														494,000,000	588,000,000	588,000,000				494,000,000	588,000,000	588,000,000
Common Stock, Dividends, Per Share, Cash Paid	$ 0.07	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.67	$ 0.80	$ 0.80
Dividends Payable, Date Declared														Feb. 12, 2014
Dividends Payable, Amount Per Share	$ 0.07													$ 0.07
Common Shares Issued under Dividend Reinvestment Plan, Shares														5,385,845
Common Shares Issued under Dividend Reinvestment Plan														93,000,000	0	0		93,000,000
Dividends Payable, Date to be Paid														Mar. 31, 2014
Dividends Payable, Date of Record														Mar. 14, 2014
Common Stock, Capital Shares Reserved for Future Issuance	19,100,000				18,800,000				10,900,000					19,100,000	18,800,000	10,900,000
First Percent Of Rights Granted To Become Exercisable After One Year																	30.00%
Years After Rights Granted First Portion Of Rights Become Exercisable														1 year
Additional Percentage Of Rights Granted Are Exercisable After Two Years														30.00%
Years After Grant Date Rights Become Fully Exercisable or Fully Vested														3 years									3 years
Years After Grant Date Additional 30 percent Granted Vest														2 years
Years After Grant Date Rights Expire														5 years
Restricted Share Unit To Common Share Convertible Conversion Ratio														1
Resulting Number Of Companies	2													2
Impact on ECA Net Earnings For Share Units Held by Cenovus Employees														$ 0
Futher Encana Share Units Granted to Cenovus employees														0
TSARs, Outstanding and Exercisable Number																								1,500,000	2,400,000
TSARS, Outstanding and Exercisable, Weighted Average Exercise Price																								29.09	29.04